SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Investment holdings
Short-term investments measured at fair value	$ 19,967	¥ 129,911
Hotel Group A
Investment holdings
Short-term investments measured at fair value		¥ 129,911